DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Total Due From Related Parties	$ 429,648	$ 399,251
Yubo Global Biotechnology [Member]
Total Due From Related Parties	25,360	0
Beijing Zhenhuikang Biotechnology Co., Ltd [Member]
Total Due From Related Parties	$ 404,288	$ 399,251